Shareholder Report, Holdings (Details)	Jan. 31, 2026
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
PGIM CORE GOVERNMENT MONEY MARKET FUND
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
PGIM CORE GOVERNMENT MONEY MARKET FUND | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
PGIM CORE GOVERNMENT MONEY MARKET FUND | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PGIM CORE GOVERNMENT MONEY MARKET FUND | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)